Cover	Mar. 09, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	NRx Pharmaceuticals, Inc. (the “Company,” “us” or “we”) is filing this Form 8-K/A solely to correct typographical errors in the original Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on March 9, 2023 (the “Original Filing”). This Form 8-K/A amends and restates the Original Filing correctly and in its entirety.
Document Period End Date	Mar. 09, 2023
Entity File Number	001-38302
Entity Registrant Name	NRX PHARMACEUTICALS, INC.
Entity Central Index Key	0001719406
Entity Tax Identification Number	82-2844431
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1201 Orange Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	484
Local Phone Number	254-6134
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NRXP
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	NRXPW
Security Exchange Name	NASDAQ